MARKETABLE SECURITIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Disclosure of financial assets [line items]
Marketable securities	$ 500,000	$ 312,500
Unrealized gain on the marketable securities	$ 187,500	$ 25,000
Discovery Energy Metals Corp. [Member]
Disclosure of financial assets [line items]
Number of shares held in investee	2,500,000	2,500,000	2,500,000
Marketable securities	$ 500,000	$ 312,500
Fair market value per share	$ 0.2	$ 0.125
Unrealized gain on the marketable securities	$ 187,500	$ 25,000